Commitments & Contingencies (Details Narrative) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Guarantor obligations	$ 22,000	$ 141,000	$ 22,000	$ 119,000